Income Taxes - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Inventory	$ 5,335	$ 2,955
Operating loss carryforward-statutory tax	0	755
Accrued compensated absences	926	901
Allowance for sales discounts	1,465	720
Depreciation	641	601
Unrealized foreign exchange loss	0	0
Others	3,430	1,259
Deferred tax assets	11,797	7,191
Deferred tax liabilities:
Acquired intangible assets	0	(756)
Remeasurement of defined benefit plans	(250)	(138)
Unrealized foreign exchange gain	(364)	(71)
Others	(77)	0
Deferred tax liabilities	$ (691)	$ (965)